Data Compare Summary (Total)
Run Date - 5/21/2026 4:35:08 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	15	1,947	0.77%	2,039
City	16	2,039	0.78%	2,039
State	0	2,038	0.00%	2,039
Zip	81	2,039	3.97%	2,039
Borrower First Name	21	1,302	1.61%	2,039
Borrower Last Name	682	2,036	33.50%	2,039
Original Loan Amount	71	2,025	3.51%	2,039
Original Term	0	635	0.00%	2,039
Original Interest Rate	55	2,028	2.71%	2,039
Property Type	134	568	23.59%	2,039
Original CLTV	108	2,039	5.30%	2,039
Original LTV	584	1,380	42.32%	2,039
Originator Application Date	89	1,360	6.54%	2,039
LTV Valuation Value	0	8	0.00%	2,039
Investor: Qualifying Total Debt Ratio	266	2,020	13.17%	2,039
Other Financing - Lien Position 1 - Current Balance	1	1	100.00%	2,039
Note Date	2	641	0.31%	2,039
Representative FICO	53	1,304	4.06%	2,039
Original HCLTV	1	3	33.33%	2,039
Lien Position	0	101	0.00%	2,039
Occupancy	2	663	0.30%	2,039
Purpose	4	566	0.71%	2,039
Appraised Value	705	1,469	47.99%	2,039
Margin	3	4	75.00%	2,039
Borrower SSN	1	662	0.15%	2,039
Coborrower First Name	0	2	0.00%	2,039
Coborrower Last Name	0	2	0.00%	2,039
Coborrower SSN	0	2	0.00%	2,039
First Payment Date	0	3	0.00%	2,039
Origination Channel	0	3	0.00%	2,039
Borrower Middle Name	2	3	66.67%	2,039
Coborrower Middle Name	1	1	100.00%	2,039
Borrower Birth Date	0	3	0.00%	2,039
Coborrower Birth Date	0	2	0.00%	2,039
MERS Min Number	3	4	75.00%	2,039
Original P&I	0	1	0.00%	2,039
Line Limit	498	653	76.26%	2,039
Refi Purpose	5	553	0.90%	2,039
Balloon Flag	0	562	0.00%	2,039
Lender	406	562	72.24%	2,039
Product Description	434	562	77.22%	2,039
Amortization Term	0	734	0.00%	2,039
Borrower Full Name	0	3	0.00%	2,039
Disbursement Date	13	1,367	0.95%	2,039
Creditor Application Date	0	13	0.00%	2,039
Total	4,256	33,913	12.55%	2,039